SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

29.   SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the years ended December 31, 2023 and 2022 are as follows:

	Years ended December 31,
	2023	2022
Trade and other receivables	$(17,111)	$7,315
Prepaid expenses	(3,242)	(1,643)
Inventories	(21,020)	(20,415)
Trade and other payables	31,636	(3,278)
Total changes in working capital	$(9,737)	$(18,021)

The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes for the periods as set out below are as follows:

	Bank loan	Convertible debentures	Lease obligations
As at December 31, 2021	$117,082	$40,407	$29,405
Loss on debt modifications	—	—	(729)
Additions	80,000	—	2,774
Terminations	—	—	(661)
Conversion of debenture	—	(60)	—
Interest	626	1,808	2,623
Payments	(20,000)	—	(12,209)
Transaction costs	(688)	—	—
Foreign exchange	—	—	143
As at December 31, 2022	177,020	42,155	21,346
Additions	75,500	—	48,805
Terminations	—	—	(21)
Conversion of debenture	—	(225)	—
Interest	926	1,971	3,658
Payments	(90,500)	—	(16,625)
Foreign exchange	—	—	238
As at December 31, 2023	$162,946	$43,901	$57,401

The significant non-cash financing and investing transactions during the years ended December 31, 2023 and 2022 are as follows:

	Years ended December 31,
	2023	2022
Acquisition of Chesser	$45,548	$-
Mineral properties, plant and equipment changes in closure and reclamation provision	$(9,559)	$5,021
Stock options allocated to share capital upon exercise	$96	$-
Additions to right of use assets	$48,805	$2,774
Share units allocated to share capital upon settlement	$2,864	$2,525